Management - Labor Relations Risk Management - Labor Relations (Tables)	12 Months Ended
Dec. 31, 2014
ScheduleofOperationsWithEmployeesRepresentedbyLaborUnions [Line Items]
Schedule of operations with employees represented by labor unions
The following table presents the Company's active mining operations as of December 31, 2014 in which the employees are represented by organized labor unions:

Mine	Current Agreement Expiration Date

U. S.
Kayenta (1)	September 2019

Australia
Owner-operated mines:
Wambo Open-Cut (2)(3)	August 2014
North Wambo Underground (2)(3)	April 2015
North Goonyella (3)	May 2015
Metropolitan (3)	August 2015
Millennium (3)	October 2015
Wilpinjong	May 2016
Coppabella (4)	October 2016
Moorvale (4)	June 2017

Contractor-operated mines:
Burton	December 2016

(1)
Hourly workers at the Company’s Kayenta Mine in Arizona are represented by the UMWA under the Western Surface Agreement, which is effective through September 16, 2019. This agreement covers approximately 9% of the Company’s U.S. subsidiaries’ hourly employees, who generated approximately 4% of the Company’s U.S. production during the year ended December 31, 2014.

(2)
Employees of the Company's Wambo Coal Handling and Preparation Plant facility also operate under a separate enterprise agreement. That agreement expired in October 2014 and negotiations are underway. There have been no disruptions to the operations of the plant as a result of the expiration of the agreement.

(3)
Negotiations for the Wambo Open-Cut, North Wambo Underground, North Goonyella, Metropolitan and Millennium mines are all underway or have been scheduled and the mines continue to operate. Hourly employees of these mines comprise approximately 56% of the Company's Australian subsidiaries hourly employees, who generated approximately 42% of the Company's Australian production during the year ended December 31, 2014.

(4)
Employees of the Company's Coppabella/Moorvale Coal Handling and Preparation Plant facility also operate under a separate enterprise agreement. That agreement expired in March 2014 and negotiations are underway. There have been no disruptions to the operations of the plant as a result of the expiration of the agreement.